REVENUE AND OTHER INCOME	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
REVENUE AND OTHER INCOME

5. REVENUE AND OTHER INCOME

a)	Revenue comprises the fair value of the consideration received or receivable for the sale of goods.

An analysis of the Company’s revenue and other income is as follows:

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Revenues
Business management and consulting	471	272
Livestreaming ecommerce	29,379	48,453
Other	54	-

Total revenues	29,904	48,725

Other income
Interest income	6	23
Tax subsidies	1,298	1,030
Write-back of payable	692	-
Other income	69	165

Total other income	2,065	1,218

b)	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) the provision of livestreaming ecommerce industry which was acquired as part of a strategic transformation towards trending technology businesses in China to mitigate the challenging conditions in the real estate market in China, and associated industries like the Company’s legacy ceramic tile business, and (2) business management and consulting. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the six months ended March 31, 2026 and 2025.

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Revenues
Business management and consulting	$471	$272
Livestreaming ecommerce	29,379	48,453
Other	54	-
Total revenues	29,904	48,725

Cost of goods sold
Business management and consulting	77	60
Livestreaming ecommerce	28,543	47,428
Total cost of goods sold	28,620	47,488

Operating costs and expenses
Business management and consulting	224	153
Livestreaming ecommerce	1,304	1,515
Other	4,123	4,301
Total operating costs and expenses	5,651	5,969

Other expense
Business management and consulting	24	-
Livestreaming ecommerce	263	-
Other	-	273
Total other expense	287	273

Other income
Business management and consulting	1	7
Livestreaming ecommerce	1,996	1,184
Other	68	27
Total other income	2,065	1,218

Loss from operations
Business management and consulting	147	66
Livestreaming ecommerce	1,265	694
Other	(4,001)	(4,547)
Loss from operations	$(2,589)	$(3,787)

	As of March 31, 2026 (Unaudited)	As of September 30, 2025
	USD’000	USD’000
Segment assets
Business management and consulting/software	21,170	20,205
Livestreaming ecommerce	6,199	4,004
Others	12,851	12,899
Total assets	40,220	37,108